Consolidated statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Profit (loss)	$ 106	$ (5)	[1]	$ 439	[1]
Adjustments for:
Depreciation and amortization	736	655		674
Asset impairment charges	134	240		45
Change in fair value of derivatives	(13)	22		0
(Gain) loss on sale or disposal of businesses and other assets	113	(6)		13
Share of profit of associates and joint ventures, net of income tax	(3)	(3)		(2)
Net financial (income) expenses	510	819		701
Premium on extinguishment of borrowings	0	(3)		(11)
Interest paid on borrowings	(619)	(619)		(644)
Interest paid on lease liabilities	(29)	0		0
Income tax expense (benefit)	140	40		81
Income taxes paid, net of refunds received	(98)	(143)		(196)
Change in trade and other receivables	48	(3)		(110)
Change in inventories	19	(83)		(151)
Change in trade and other payables	(153)	48		12
Change in provisions and employee benefits	82	(3)		1
Change in other assets and liabilities	(16)	(6)		(12)
Net cash from (used in) operating activities	957	950		840
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	(624)	(585)		(410)
Proceeds from sale of property, plant and equipment and other assets	23	21		5
Disposal of businesses, net of cash disposed	597	118		44
Proceeds from related party loan repayment	5	0		0
Other	12	6		2
Net cash from (used in) investing activities	13	(440)		(359)
Cash flows from (used in) financing activities
Drawdown of borrowings	0	0		452
Repayment of borrowings	(381)	(352)		(1,221)
Repayment of lease liabilities	(80)	0		0
Payment of debt transaction costs	0	0		(10)
Other	(1)	(5)		(6)
Net cash from (used in) financing activities	(462)	(357)		(785)
Net increase (decrease) in cash and cash equivalents	508	153		(304)
Cash and cash equivalents, beginning of period	783	617		932
Cash and cash equivalents classified as assets held for sale	0	20		3
Effect of exchange rate fluctuations on cash and cash equivalents	0	(7)		6
Cash and cash equivalents as of December 31	1,291	783		617
Cash and cash equivalents classified as assets held for sale	0	0		20
Cash and cash equivalents if different from statement of financial position	1,291	783		637
Additional information [abstract]
Additions other than through business combinations	721	565
Principal amount outstanding	10,640	11,035		11,389
Related party receivable balance
Additional information [abstract]
Related party interest income	$ 15	$ 17		$ 17

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.